Share-Based Payments (Details) - Schedule of restricted shares awards - $ / shares	1 Months Ended
	Mar. 31, 2021	Feb. 16, 2021	Sep. 30, 2020
Schedule of restricted shares awards [Abstract]
Grant date	31 March 2021	16 February 2021	7 October 2020
First vesting date (tranche 1)	2 January 2022	2 January 2022	2 January 2021
Second vesting date (tranche 2)	2 January 2023	2 January 2023	2 January 2022
Third vesting date (tranche 3)	2 January 2024	2 January 2024	2 January 2023
Total number of restricted shares awards	132,190	180,000	134,500
Number of restricted shares awards vesting each period	44,063	60,000	44,833
Grant date fair value (USD)	$ 8.17	$ 7.94	$ 7.896